Income Taxes (Details) - Schedule of income tax expense (benefit) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Income Tax Expense Benefit [Abstract]
Current income tax expense	$ 31,520	$ 88,647	$ 70,765
Deferred income tax expense
Total income tax expense	$ 31,520	$ 88,647	$ 70,765